INSURANCE SUBSIDIARY RESTRICTIONS (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 06, 2022	Jan. 20, 2022	Dec. 31, 2021	Nov. 30, 2021
Percentage of cash and cash equivalents and investment securities maintained in the Company's insurance subsidiaries		97.00%			99.00%
Frandisco Property and Casualty Insurance Company
Statutory capital and surplus required		$ 147,500,000			$ 132,000,000.0
Statutory amount available for dividend payments with regulatory approval			$ 105,000,000	$ 60,000,000		$ 95,000,000
Frandisco Property and Casualty Insurance Company | Subsequent Event
Statutory amount available for dividend payments with regulatory approval	$ 75,000,000
Frandisco Life Insurance Company
Statutory capital and surplus required		103,000,000			96,200,000
Statutory amount available for dividend payments with regulatory approval			$ 75,000,000	$ 60,000,000		$ 75,000,000
Frandisco Life Insurance Company | Subsequent Event
Statutory amount available for dividend payments with regulatory approval	$ 105,000,000
Frandisco Property and Casualty Insurance and Frandisco Life Insurance
Statutory amount available for dividend payments without regulatory approval		46,600,000			$ 40,800,000
Borrowings utilized		$ 0